Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team and amounts due as of December 31, 2024, were as follows:

	Years Ended December 31,
	2024	2023
	$	$
Equity compensation	7,399	4,115
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	2,639	5,189
Salaries, bonuses and benefits included in exploration expenditures	305	180
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	439	625
	10,782	10,109

	December 31, 2024	December 31, 2023
	$	$
Total due to directors	111	66